Risk and Capital Management (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 909,422	R$ 822,590
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 139,268	R$ 135,034
Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	164,896	149,970
Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	205,155	205,050
Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	763,552	702,164
Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 86,702	R$ 69,906
Percentage of loan operations and lease operations portfolio	9.50%	8.50%
Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 59,168	R$ 50,520
Percentage of loan operations and lease operations portfolio	6.50%	6.10%
Stage One [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 763,552	R$ 702,164
Percentage of loan operations and lease operations portfolio	84.00%	85.40%
Stage One [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,406,445	R$ 1,296,515
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage One [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 232,368	R$ 214,581
Stage One [member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	261,032	234,049
Stage One [member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	269,670	272,035
Stage One [member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,243,714	1,143,548
Stage One [member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	223,267	204,830
Stage One [member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	236,760	203,318
Stage One [member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	243,970	243,124
Stage One [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 100,149	R$ 98,651
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage One [member] | Stage Two [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,377	R$ 2,335
Stage One [member] | Stage Two [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	13,908	21,702
Stage One [member] | Stage Two [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	16,686	15,723
Stage One [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 62,582	R$ 54,316
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage One [member] | Stage three [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 7,724	R$ 7,416
Stage One [member] | Stage three [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,364	9,029
Stage One [member] | Stage three [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 9,014	R$ 13,188
Stage One [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage One [member] | Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 909,422	R$ 822,590
Percentage of loan operations and lease operations portfolio	64.70%	63.40%
Stage One [member] | Loan Operations [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 205,155	R$ 205,050
Stage One [member] | Loan Operations [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	61.40%	61.40%
Stage One [member] | Loan Operations [Member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 133,205	R$ 128,519
Stage One [member] | Loan Operations [Member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	142,621	124,555
Stage One [member] | Loan Operations [Member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 182,516	R$ 178,719
Stage One [member] | Loan Operations [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	86.60%	70.90%
Stage One [member] | Loan Operations [Member] | Stage Two [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 901	R$ 1,600
Stage One [member] | Loan Operations [Member] | Stage Two [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	12,299	16,749
Stage One [member] | Loan Operations [Member] | Stage Two [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 13,863	R$ 13,389
Stage One [member] | Loan Operations [Member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	94.50%	93.00%
Stage One [member] | Loan Operations [Member] | Stage three [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 5,162	R$ 4,915
Stage One [member] | Loan Operations [Member] | Stage three [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	9,976	8,666
Stage One [member] | Loan Operations [Member] | Stage three [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	8,776	12,942
Stage One [member] | Commitments To Be Released [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 405,244	R$ 391,015
Percentage of loan operations and lease operations portfolio	28.80%	30.20%
Stage One [member] | Commitments To Be Released [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 29,896	R$ 24,105
Stage One [member] | Commitments To Be Released [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	86,378	76,203
Stage One [member] | Commitments To Be Released [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	46,210	48,337
Stage One [member] | Commitments To Be Released [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 393,010	R$ 362,630
Percentage of loan operations and lease operations portfolio	31.60%	31.70%
Stage One [member] | Commitments To Be Released [Member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 29,853	R$ 23,882
Stage One [member] | Commitments To Be Released [Member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	84,619	71,158
Stage One [member] | Commitments To Be Released [Member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	44,542	46,629
Stage One [member] | Commitments To Be Released [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 11,608	R$ 27,367
Percentage of loan operations and lease operations portfolio	11.60%	27.70%
Stage One [member] | Commitments To Be Released [Member] | Stage Two [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 32	R$ 200
Stage One [member] | Commitments To Be Released [Member] | Stage Two [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,494	4,823
Stage One [member] | Commitments To Be Released [Member] | Stage Two [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,544	1,621
Stage One [member] | Commitments To Be Released [Member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 626	R$ 1,018
Percentage of loan operations and lease operations portfolio	1.00%	1.90%
Stage One [member] | Commitments To Be Released [Member] | Stage three [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 11	R$ 23
Stage One [member] | Commitments To Be Released [Member] | Stage three [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	265	222
Stage One [member] | Commitments To Be Released [Member] | Stage three [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	124	87
Stage One [member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 91,779	R$ 82,910
Percentage of loan operations and lease operations portfolio	6.50%	6.40%
Stage One [member] | Financial guarantee contracts [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 63,204	R$ 55,442
Stage One [member] | Financial guarantee contracts [member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	9,758	7,876
Stage One [member] | Financial guarantee contracts [member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	18,305	18,648
Stage One [member] | Financial guarantee contracts [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,839	R$ 1,378
Percentage of loan operations and lease operations portfolio	1.80%	1.40%
Stage One [member] | Financial guarantee contracts [member] | Stage Two [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 444	R$ 535
Stage One [member] | Financial guarantee contracts [member] | Stage Two [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	115	130
Stage One [member] | Financial guarantee contracts [member] | Stage Two [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,279	713
Stage One [member] | Financial guarantee contracts [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 2,788	R$ 2,778
Percentage of loan operations and lease operations portfolio	4.50%	5.10%
Stage One [member] | Financial guarantee contracts [member] | Stage three [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 2,551	R$ 2,478
Stage One [member] | Financial guarantee contracts [member] | Stage three [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	123	141
Stage One [member] | Financial guarantee contracts [member] | Stage three [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	114	159
Stage One [member] | Financial Guarantees [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 87,152	R$ 78,754
Percentage of loan operations and lease operations portfolio	7.00%	6.90%
Stage One [member] | Financial Guarantees [Member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 60,209	R$ 52,429
Stage One [member] | Financial Guarantees [Member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	9,520	7,605
Stage One [member] | Financial Guarantees [Member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	16,912	17,776
Individuals [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	400,103	332,536
Individuals [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	643,375	575,850
Individuals [member] | Stage One [member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	539,717	492,276
Individuals [member] | Stage One [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	68,178	58,891
Individuals [member] | Stage One [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	35,480	24,683
Individuals [member] | Stage One [member] | Loan Operations [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	305,210	270,371
Individuals [member] | Stage One [member] | Loan Operations [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	59,639	38,168
Individuals [member] | Stage One [member] | Loan Operations [Member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	35,254	23,997
Individuals [member] | Stage One [member] | Commitments To Be Released [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	242,760	242,370
Individuals [member] | Stage One [member] | Commitments To Be Released [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	233,996	220,961
Individuals [member] | Stage One [member] | Commitments To Be Released [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	8,538	20,723
Individuals [member] | Stage One [member] | Commitments To Be Released [Member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	226	686
Individuals [member] | Stage One [member] | Financial guarantee contracts [member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	511	944
Individuals [member] | Stage One [member] | Financial Guarantees [Member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	512	R$ 944
Individuals [member] | Stage Two [Member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1